Related Parties - Capital Markets Agreements (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Total net investment income	$ 2,695	$ 2,581	$ 9,576	$ 11,672	$ 10,516
Derivative assets, net	690		299	684
Derivative liabilities, net	159		97	191
Related Parties
Related Party Transaction [Line Items]
Derivative assets, net	210		12	256
Derivative liabilities, net	(9)		0	2
Collateral posted	855		1,518	803
Collateral obtained from third parties for derivative transactions	338		380	770
Related Parties | Unsecured Derivative Transactions
Related Party Transaction [Line Items]
Derivative assets, net	272		253	406
Derivative liabilities, net	0		0	0
Collateral posted	0		0	0
Net investment income - excluding Fortitude Re funds withheld assets
Related Party Transaction [Line Items]
Total net investment income	2,301	2,303	8,685	9,897	9,089
Net investment income - excluding Fortitude Re funds withheld assets | Related Parties
Related Party Transaction [Line Items]
Total net investment income	5	(4)	(1)	(14)	(12)
Net investment income - excluding Fortitude Re funds withheld assets | Related Parties | AIG
Related Party Transaction [Line Items]
Total net investment income	$ 0	$ 5	$ 15	$ 17	$ 19